Employee Benefit Plans - Schedule Of Contributions To The Retirement Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
Retirement savings match	$ 10.1	$ 9.1	$ 8.2
Retirement benefit contribution	0.0	1.6	4.0
Total contributions	$ 10.1	$ 10.7	$ 12.2